SCHEDULE OF IDENTIFIABLE INTANGIBLE ASSETS ACQUIRED AND THEIR ESTIMATED USEFUL LIVES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Amortization	$ 371,772	$ 377,485	$ 1,106,939	$ 1,122,635	$ 1,507,134	$ 1,562,558
Healthcare Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cost					457,079
Amortization					$ 114,270
Estimated useful life					10 years
Medical Billing Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cost					$ 206,955
Amortization					$ 48,290
Estimated useful life					10 years
Medical Billing Assets Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cost					$ 335,000
Amortization					$ 64,208
Estimated useful life					10 years